General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 4,634	$ 4,095	$ 9,343	$ 8,230
PSUs	[1]	6,672	10,097	6,977	13,374
Total salaries and benefits		11,306	14,192	16,320	21,604
Depreciation		467	478	942	989
Donations		1,487	2,293	1,997	2,634
Professional fees		937	936	2,554	1,339
Other		2,961	2,595	5,990	5,607
General and administrative before equity settled stock based compensation		17,158	20,494	27,803	32,173
Total equity settled stock based compensation		1,307	1,305	2,632	2,808
Total general and administrative		18,465	21,799	30,435	34,981
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	514	506	1,030	1,153
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation	[2]	$ 793	$ 799	$ 1,602	$ 1,655

[1]	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 179% during the three and six months ended June 30, 2021 as compared to 184% during the comparable period of 2020.
[2]	Equity settled stock based compensation is a non-cash expense.